Investment in Life Insurance Contract, Net	12 Months Ended
Dec. 31, 2025
Investment in Life Insurance Contract, Net [Abstract]
INVESTMENT IN LIFE INSURANCE CONTRACT, NET

7. INVESTMENT IN LIFE INSURANCE CONTRACT, NET

Investment in life insurance contract, net consists of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Investment in life insurance contract	1,555,526	1,559,502	200,365
Allowance for expect credit loss	—	—	—
Investment in life insurance contract, net	1,555,526	1,559,502	200,365

We entered into a life insurance contract with an insurance company to insure Mr. Wing Wah Cheng, Wayne (“Mr. Cheng”), the Chief Executive Director of the Company. The Company is the owner and beneficiary of the life insurance contract. We could terminate the policy at any time and receive cash back on the cash value of the policy at the date of withdrawal, which was determined by the premium payment plus accumulated interest earned and minus the accumulated insurance policy charges and surrender charges. As of December 31, 2025, the directors of the Company considered the Group will not terminate the life insurance contract within twelve months from the end of the reporting period and the balance is therefore classified as non-current assets.